Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of business acquisitions

Acquisition	Segment	Description of Acquired Business
First Quarter

StepZen, Inc.	Software	Developer of GraphQL to help build application programming interfaces (APIs)

Asset Strategy Library (ASL) Portfolio of Uptake Technologies	Software	Library of industrial asset management data

NS1	Software	Leading provider of network automation SaaS solutions

Second Quarter

Ahana Cloud, Inc.	Software	Expert in open-source-based solutions for data analytics

Polar Security	Software	Innovator in technology that helps companies discover, continuously monitor and secure cloud and SaaS application data

Agyla SAS	Consulting	Leading provider of cloud platform engineering services in France specializing in Cloud, DevOps and Security

Third Quarter

Apptio, Inc.	Software	Leading provider of financial and operational IT management and optimization software which enables enterprise leaders to deliver enhanced business value across technology investments

Fourth Quarter

Manta Software, Inc.	Software	World-class data lineage platform to complement capabilities within watsonx.ai, watsonx.data and watsonx.governance

Equine Global	Consulting	ERP specialist and cloud consulting services provider

Acquisition	Segment	Description of Acquired Business
First Quarter

Envizi	Software	Data and analytics software provider for environmental performance management

Sentaca	Consulting	Telco consulting services and solutions provider specializing in automation, cloud migration, and future networks for telecommunications providers

Neudesic	Consulting	Application development and cloud computing services company

Second Quarter

Randori	Software	Leading attack surface management (ASM) and cybersecurity provider

Databand.ai	Software	Proactive data observability platform that isolates data errors and issues to alert relevant stakeholders

Third Quarter

Omnio	Software	Developer of software connectors used in the collection of raw data for various Industrial Internet of Things (IoT) applications

Fourth Quarter

Dialexa	Consulting	Digital product engineering services firm

Octo	Consulting	IT modernization and digital transformation services provider exclusively serving the U.S. federal government

Acquisition	Segment	Description of Acquired Business
First Quarter

Nordcloud	Consulting	Consulting company providing services in cloud implementation, application transformation and managed services

Taos Mountain, LLC (Taos)	Consulting	Leading cloud professional and managed services provider

StackRox	Software	Innovator in container and Kubernetes-native security
Second Quarter

Turbonomic, Inc. (Turbonomic)	Software	Application Resource Management and Network Performance Management software provider

ECX Copy Data Management business from Catalogic Software, Inc.	Software	Smart data protection solution

Waeg	Consulting	Leading Salesforce consulting partner

myInvenio	Software	Process mining software company
Third Quarter

VEVRE Software business from Volta, Inc.	Software	Cloud-native virtual routing engine

BoxBoat Technologies	Consulting	Premier DevOps consultancy and enterprise Kubernetes certified service provider

Bluetab Solutions Group	Consulting	Data solutions service provider
Fourth Quarter

SXiQ Digital Pty Ltd	Consulting	Digital transformation services company specializing in cloud applications, cloud platforms and cloud cybersecurity

McD Tech Labs from McDonald’s	Software	Asset purchase to accelerate the development and deployment of McDonald’s Automated Order Taking (AOT) technology

ReaQta	Software	Provider of endpoint security solutions designed to leverage AI to automatically identify and manage threats

Adobe Workfront practice from Rego Consulting Corporation	Consulting	Work management software consulting for enterprise clients

Phlyt	Software	Cloud-native development consultancy

Business acquisition, purchase price allocation
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2023.

($ in millions)
	Amortization Life (in Years)	Apptio, Inc.	Other Acquisitions
Current assets		$146	$80
Property, plant and equipment/noncurrent assets		4	12
Intangible assets
Goodwill	N/A	3,541	401
Client relationships	6—10	770	44
Completed technology	5—7	530	108
Trademarks	1—5	35	2
Total assets acquired		$5,027	$647
Current liabilities		249	41
Noncurrent liabilities		166	20
Total liabilities assumed		$415	$62
Total purchase price		$4,612	$585
N/A–Not applicable
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2023. Net purchase price adjustments recorded in 2023 were not material.

($ in millions)
	Amortization Life (in Years)	Octo	Other Acquisitions
Current assets		$119	$87
Property, plant and equipment/noncurrent assets		8	8
Intangible assets
Goodwill	N/A	829	1,055
Client relationships	7—10	365	204
Completed technology	4—7	30	90
Trademarks	2—3	15	10
Total assets acquired		$1,366	$1,454
Current liabilities		53	52
Noncurrent liabilities		50	15
Total liabilities assumed		$103	$67
Total purchase price		$1,264	$1,387
N/A–Not applicable
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2022. Net purchase price adjustments recorded in 2022 primarily related to deferred tax assets and liabilities.

($ in millions)
	Amortization Life (in Years)	Turbonomic	Other Acquisitions
Current assets		$115	$112
Property, plant and equipment/noncurrent assets		11	18
Intangible assets
Goodwill	N/A	1,390	1,073
Client relationships	4—10	309	196
Completed technology	4—7	117	206
Trademarks	1—6	15	31
Total assets acquired		$1,957	$1,636
Current liabilities		73	68
Noncurrent liabilities		55	56
Total liabilities assumed		$128	$124
Total purchase price		$1,829	$1,512
N/A–Not applicable

Schedule of discontinued operations
The following table presents the major categories of income/(loss) from discontinued operations, net of tax.

($ in millions)
For the year ended December 31:	2023	2022	2021 (1)
Revenue	$—	$7	$14,994
Cost of sales	—	24	11,270
Selling, general and administrative expense (2)	22	86	1,900
RD&E and Other (income) and expense	(1)	(84)	80
Income/(loss) from discontinued operations before income taxes	$(20)	$(20)	$1,744
Provision for/(benefit from) income taxes (3)	(9)	124	714
Income/(loss) from discontinued operations, net of tax	$(12)	$(143)	$1,030
(1) Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl.
(2) Prior periods recast to conform to 2023 presentation.
(3) 2021 includes tax charges related to the Kyndryl separation.
The following table presents selected financial information related to cash flows from discontinued operations.

($ in millions)
For the year ended December 31:	2023	2022	2021
Net cash provided by/(used in) operating activities	$—	$—	$1,612
Net cash provided by/(used in) investing activities	—	48	(380)